NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NOTES PAYABLE
NOTE 10 - NOTES PAYABLE

Payee: SBA

On June 18, 2020 this Company received $159,900 from the SBA as the Economic Injury Disaster Loan which is repayable with 1% interest for staying in the business during the pandemic.

On May 5, 2020 this Company received from the SBA, the sum of $135,404 as part of the Paycheck Protection Program, which is a grant and not re-payable, provided the lending bank certifies the forgiveness within this calendar year.

Payee: Sign N Drive

Principal Value: $1,850,000

Issue date: June 2, 2014, amended March 10, 2017

Terms: Interest Free, Fixed Conversion Rate at $.003 per share

Embedded Conversion Option: Given the fixed rate conversion price, no derivative liability calculation for the conversion option was deemed required. There is no maturity date for this note.

Year	Interest Waived
2017	$7,318
2018	$4,351
2019	$4,770
2020	$4,831

The following table sets forth the number of shares of common stock issued pursuant to each conversion under the Note:

Dates	Quantity of shares	Conversion price	Amount converted
August 13, 2014	161,127,812	0.00032	$51,561
April 4, 2016	2,750,000	0.004	11,000
August 2, 2016	4,500,000	0.0012	5,400
November 8, 2016	2,500,000	0.00152	3,800
December 22, 2016	10,000,000	0.00088	8,800
July 5, 2017	42,000,000	0.003	126,000
September 27, 2017	40,000,000	0.003	120,000
February 2, 2018	25,000,000	0.003	75,000
May 29, 2018	25,000,000	0.003	75,000
June 5, 2018	25,000,000	0.003	75,000
December 4, 2018	1,550,000	0.003	4,650
December 14, 2018	6,000,000	0.003	18,000
December 20, 2018	12,333,334	0.003	37,000
April 17, 2019	46,050,000	0.003	138,150
June 26, 2019	26,000,000	0.003	78,000
February 2,2020	27,000,000	0.003	92,520
August 20, 2020	24,000,000	0.003	82,248

Per the above table:

$246,000 was converted into common stock in 2017;

$284,650 was converted into common stock in 2018;

$216,150 was converted into common stock in 2019;

$174,768 was converted into common stock in 2020.

Payee: Iliad Research & Trading LP

On October 25, 2018, the Company issued a Note in the face amount of $5,525,000 which accrues interest at the rate of 10% per annum. The note has an Original Issue Discount (OID) of $500,000. The Note and any interest thereon is convertible at a fixed rate of $0.45 per share of common stock or after 12 months, at a variable conversion rate, the “redemption conversion price” at the lower of the fixed rate of $.45 per share, or a discount to the market price as defined in the Note. The Note is comprised of five (5) tranches (each, a “Tranche”), consisting of (i) an Initial Tranche in an amount equal to $1,400,000.00 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Purchase Agreement) (the ‘‘Initial Tranche”), and (ii) four (4) additional Tranches, one (l) in the amount of $1,375,000.00, one (l) in the amount of $550,000.00, and two (2) in the amount of $1,100,000.00, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents.

$1,400,000 was received on 10/31/2018

$825,000 was received on 12/18/2018

$18,410 is the accrued interest for 2018

On February 8, 2019, the Company issued a Note in the face amount of $3,325,000 which accrues interest at the rate of 10% per annum. The note has an Original Issue Discount (OID) of $300,000. The Note and any interest thereon is convertible at a fixed rate of $0.45 per share of common stock or after 12 months, at a variable conversion rate, the “redemption conversion price” at the lower of the fixed rate of $.45 per share, or a discount to the market price as defined in the Note. The Note is comprised of three (3) tranches (each, a “Tranche”), consisting of (i) an Initial Tranche in an amount equal to $1,125,000.00 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Purchase Agreement) (the ‘‘Initial Tranche”), and (ii) two (2) additional Tranches, one (l) in the amount of $500,000.00, and one (1) in the amount of $1,650,000.00, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents.

$1,125,000 was received on 2/17/2019

$77,794 is the accrued interest through 3/31/19

$84,144 is the accrued interest from 4/1/2019 to 6/30/2019

$169,641 is the accrued interest from 7/1/2019 to 12/31/19

$415,557 is the accrued interest from 1/1/2020 to 3/31/2020

$83,979 is the accrued interest from 4/1/2020 to 6/30/2020

$84,210 is the accrued interest from 6/30/2020 to 9/30/2020

On June 16, 2020, the Board of Directors approved the Company’s subsidiary, First Capital Venture, entering into a Disaster Relief Loan from the US Small Business Administration in the amount of $150,000. The loan is secured by a security interest in all the assets of First Capital Venture and is for working capital purposes.

Payee: Sign N Drive

Principal Value: $1,850,000

Issue date: June 2, 2014, amended March 10, 2017

Terms: Interest Free, Fixed Conversion Rate at $.003 per share

Embedded Conversion Option: Given the fixed rate conversion price, no derivative liability calculation for the conversion option was deemed required.

There is no maturity date for this note.

The following table shows the amount of interest waived on annual basis through December 31, 2019:

Year	Interest Waived
2017	$7,318
2018	4,351
2019	4,770

The following table sets forth the number of shares of common stock issued pursuant to each conversion under the Note:

	Quantity of Shares	Conversion Price	Amount Converted
August 13, 2014	161,127,812	0.00032	$51,561
April 4, 2016	2,750,000	0.004	11,000
August 2, 2016	4,500,000	0.0012	5,400
November 8, 2016	2,500,000	0.00152	3,800
December 22, 2016	10,000,000	0.00088	8,800
July 5, 2017	42,000,000	0.003	126,000
September 27, 2017	40,000,000	0.003	120,000
February 2, 2018	25,000,000	0.003	75,000
May 29, 2018	25,000,000	0.003	75,000
June 5, 2018	25,000,000	0.003	75,000
December 4, 2018	1,550,000	0.003	4,650
December 14, 2018	6,000,000	0.003	18,000
December 20, 2018	12,333,334	0.003	37,000
April 17, 2019	46,050,000	0.003	138,150
June 26, 2019	26,000,000	0.003	78,000

Per the above table:

$246,000 was converted into common stock in 2017;

$284,650 was converted into common stock in 2018; and

$216,150 was converted into common stock in 2019.

Payee: Iliad Research & Trading LP

On October 25, 2018, the Company issued a Note in the face amount of $5,525,000 which accrues interest at the rate of 10% per annum. The note has an Original Issue Discount (OID) of $500,000. The Note and any interest thereon is convertible at a fixed rate of $0.45 per share of common stock or after 12 months, at a variable conversion rate, the “redemption conversion price” at the lower of the fixed rate of $.45 per share, or a discount to the market price as defined in the Note. The Note is comprised of five (5) tranches (each, a “Tranche”), consisting of (i) an Initial Tranche in an amount equal to $1,400,000.00 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Purchase Agreement) (the ‘‘Initial Tranche”), and (ii) four (4) additional Tranches, one (l) in the amount of $1,375,000.00, one (l) in the amount of $550,000.00, and two (2) in the amount of $1,100,000.00, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents.

•	$1,400,000 was received on 10/31/2018

•	$825,000 was received on 12/18/2018

•	$18,410 is the accrued interest for 2018

On February 8, 2019, the Company issued a Note in the face amount of $3,325,000 which accrues interest at the rate of 10% per annum. The note has an Original Issue Discount (OID) of $300,000. The Note and any interest thereon is convertible at a fixed rate of $0.45 per share of common stock or after 12 months, at a variable conversion rate, the “redemption conversion price” at the lower of the fixed rate of $.45 per share, or a discount to the market price as defined in the Note. The Note is comprised of three (3) tranches (each, a “Tranche”), consisting of (i) an Initial Tranche in an amount equal to $1,125,000.00 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Purchase Agreement) (the ‘‘Initial Tranche”), and (ii) two (2) additional Tranches, one (l) in the amount of $500,000.00, and one (l) in the amount of $1,650,000.00, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents.

•	$1,125,000 was received on 2/17/2019

•	$77,794 is the accrued interest through 3/31/19

•	$84,144 is the accrued interest from 4/1/2019 to 6/30/2019
•	$169,641 is the accrued interest from 7/1/2019 to 12/31/19